THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6023

August 7, 2015

EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re:	Registration of new series of Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Sir or Madam:

Enclosed for filing is Post-Effective Amendment No. 338 to the registration statement of Unified Series Trust (the “Trust”) on Form N-1A, which serves as the initial Registration Statement under the Investment Company Act of 1940 and the Securities Act of 1933 for IRON Equity Premium Income Fund (the “Fund”).

The Fund will operate as an open-end, diversified management investment company. The objective of the Fund is to seek to provide superior risk-adjusted total returns relative to the CBOE S&P 500 BuyWrite Index (BXMSM).

Pursuant to Investment Company Act Release No. 13768, we request selective review of this Registration Statement on the grounds that the disclosure contained in Parts A and B of this Registration Statement does not differ materially from relevant disclosure with respect to IRON Strategic Income Fund, an existing series of the Trust, with the exception of the information in the prospectus under the headings “Fund Summary” and “Additional Information about the Fund’s Principal Investment Strategies and Related Risks,” and the information in the statement of additional information under the heading “Additional Information about Fund Investments and Risk Considerations.” The description of the new Fund’s management arrangements, the terms of its continuous offering of shares, the various shareholder privileges, and other information (other than the sections of the prospectus and statement of additional information discussed in the previous sentence) included in the Registration Statement are substantially similar in form to those included in the most recent post-effective amendment on Form N-1A filed for the IRON Strategic Income Fund.

Please contact me at (314) 552-6023 with any questions or comments.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Jonathan D. Van Duren